Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
9.	Inventories

(1)	Details of inventories as of December 31, 2023 and 2022 are as follows:

(In millions of won)
	December 31, 2023				December 31, 2022
	Acquisition cost		Valuation allowance	Carrying amount	Acquisition cost	Valuation allowance	Carrying amount
Merchandise	~~W~~	174,255	(7,641)	166,614	156,919	(5,616)	151,303
Supplies		13,195	—	13,195	15,052	—	15,052

	~~W~~	187,450	(7,641)	179,809	171,971	(5,616)	166,355

(2)	The amount of the inventory write-downs and write-off of inventories charged to statement of income are as follows:

(In millions of won)
	2023		2022	2021(*)
Charged to cost of products that have been resold	~~W~~	2,033	2,297	(3,287)
Write-off upon sale		(8)	(756)	(347)

(*)	Includes amounts related to discontinued operations.
There are no significant reversals of inventory write-downs for the periods presented.

(3)
Inventories recognized as operating expenses for the years ended December 31, 2023, 2022, and 2021 are
~~W~~
1,264,302 million,
~~W~~
1,266,271 million, and
~~W~~
1,417,339 million, respectively, which are included in the cost of goods sold. The amount for the year ended December 31, 2021 include profit or loss from discontinued operations.